Subsequent Events (Details) - CAD ($) $ in Millions		12 Months Ended
	Jan. 18, 2021	Dec. 31, 2020	Jan. 26, 2021
Subsequent events
Subsequent event, description		On January 26, 2021, the Board of Directors of the Company approved a new NCIB, which allows for the repurchase of up to 14 million common shares between February 1, 2021 and January 31, 2022. The Company expects to resume its share repurchases in the first quarter of 2021 under the new NCIB.Notes and debenturesOn January 18, 2021, as a result of lower prevailing interest rates and pursuant to an early repayment option within the Company’s fixed rate debt agreements, the Company repaid in full the seven-year 2.75% Notes due February 18, 2021. The payment consisted of $250 million of principal plus $3 million of accrued interest.
Canadian National series, 2.75% 7-year notes [Member]
Subsequent events
Term of Issuance		7 years
Subsequent Event [Member]
Subsequent events
Repayment of debt	$ 250
Accrued interest	$ 3
Subsequent Event [Member] | February 1, 2021 - January 31, 2022 [Member]
Subsequent events
NCIB February 1, 2021 - January 31, 2022 (in shares)			14,000,000
Subsequent Event [Member] | Canadian National series, 2.75% 7-year notes [Member]
Subsequent events
Term of Issuance	7 years
Interest rate	2.75%